Cover	Oct. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2023
Entity File Number	001-40991
Entity Registrant Name	BLUE STAR FOODS CORP.
Entity Central Index Key	0001730773
Entity Tax Identification Number	82-4270040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 NW 109th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
City Area Code	(305)
Local Phone Number	836-6858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001
Trading Symbol	BSFC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false